Fees and Expenses - Prospectus Summary	Oct. 31, 2025 USD ($)
NYLI Conservative Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 70 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Conservative Allocation Fund	Class A		Investor Class		Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Conservative Allocation Fund		Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.13%	0.45%	0.45%	0.13%	0.11%
Acquired Fund Fees and Expenses		0.49%	0.49%	0.49%	0.49%	0.49%
Expenses (as a percentage of Assets)		0.87%	1.19%	1.94%	0.62%	1.10%
Fee Waiver or Reimbursement	[1]	0.00%	(0.15%)	(0.15%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.87%	1.04%	1.79%	0.62%	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class C, 1.30%; Class I, 0.25%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Conservative Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 386	$ 353	$ 282	$ 63	$ 112
Expense Example, with Redemption, 3 Years	569	604	595	199	350
Expense Example, with Redemption, 5 Years	768	874	1,033	346	606
Expense Example, with Redemption, 10 Years	$ 1,340	$ 1,644	$ 2,057	$ 774	$ 1,340

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Conservative Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 182
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,033
Expense Example, No Redemption, 10 Years	$ 2,057

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
NYLI Conservative Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Conservative Allocation Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Moderate Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 70 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Moderate Allocation Fund	Class A		Investor Class		Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Moderate Allocation Fund		Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.11%	0.44%	0.44%	0.11%	0.11%
Acquired Fund Fees and Expenses		0.52%	0.52%	0.52%	0.52%	0.52%
Expenses (as a percentage of Assets)		0.88%	1.21%	1.96%	0.63%	1.13%
Fee Waiver or Reimbursement	[1]	0.00%	(0.14%)	(0.14%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.88%	1.07%	1.82%	0.63%	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class C, 1.30%; Class I, 0.25%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Moderate Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 387	$ 356	$ 285	$ 64	$ 115
Expense Example, with Redemption, 3 Years	572	611	602	202	359
Expense Example, with Redemption, 5 Years	773	885	1,044	351	622
Expense Example, with Redemption, 10 Years	$ 1,352	$ 1,667	$ 2,080	$ 786	$ 1,375

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Moderate Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	$ 2,080

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
NYLI Moderate Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Moderate Allocation Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Growth Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 70 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Growth Allocation Fund	Class A		Investor Class		Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Growth Allocation Fund		Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.11%	0.43%	0.43%	0.11%	0.10%
Acquired Fund Fees and Expenses		0.57%	0.57%	0.57%	0.57%	0.57%
Expenses (as a percentage of Assets)		0.93%	1.25%	2.00%	0.68%	1.17%
Fee Waiver or Reimbursement	[1]	0.00%	(0.13%)	(0.13%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.93%	1.12%	1.87%	0.68%	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class C, 1.30%; Class I, 0.25%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Growth Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 392	$ 361	$ 290	$ 69	$ 119
Expense Example, with Redemption, 3 Years	588	624	615	218	372
Expense Example, with Redemption, 5 Years	799	907	1,066	379	644
Expense Example, with Redemption, 10 Years	$ 1,409	$ 1,712	$ 2,123	$ 847	$ 1,420

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Growth Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,066
Expense Example, No Redemption, 10 Years	$ 2,123

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
NYLI Growth Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Growth Allocation Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Equity Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 70 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Equity Allocation Fund	Class A		Investor Class		Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Equity Allocation Fund		Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.13%	0.45%	0.45%	0.13%	0.12%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)		0.99%	1.31%	2.06%	0.74%	1.23%
Fee Waiver or Reimbursement	[1]	0.00%	(0.15%)	(0.15%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.99%	1.16%	1.91%	0.74%	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class C, 1.30%; Class I, 0.25%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Equity Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 398	$ 365	$ 294	$ 76	$ 125
Expense Example, with Redemption, 3 Years	606	640	631	237	390
Expense Example, with Redemption, 5 Years	831	936	1,095	411	676
Expense Example, with Redemption, 10 Years	$ 1,477	$ 1,777	$ 2,185	$ 918	$ 1,489

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Equity Allocation Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,095
Expense Example, No Redemption, 10 Years	$ 2,185

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
NYLI Equity Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Equity Allocation Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch U.S. Equity Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Epoch U.S. Equity Yield Fund	Class A		Investor Class		Class C	Class I	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Epoch U.S. Equity Yield Fund		Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.11%	0.41%	0.41%	0.11%	0.04%	0.11%
Expenses (as a percentage of Assets)		1.05%	1.35%	2.10%	0.80%	0.73%	1.30%
Fee Waiver or Reimbursement	[2],[3]	0.00%	(0.02%)	(0.02%)	(0.07%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	1.05%	1.33%	2.08%	0.73%	0.73%	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.73% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Epoch U.S. Equity Yield Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 651	$ 629	$ 311	$ 75	$ 75	$ 132
Expense Example, with Redemption, 3 Years	866	904	656	248	233	412
Expense Example, with Redemption, 5 Years	1,098	1,201	1,127	437	406	713
Expense Example, with Redemption, 10 Years	$ 1,762	$ 2,041	$ 2,238	$ 983	$ 906	$ 1,568

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Epoch U.S. Equity Yield Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 211
Expense Example, No Redemption, 3 Years	656
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	$ 2,238

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
NYLI Epoch U.S. Equity Yield Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch U.S. Equity Yield Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Fiera SMID Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Fiera SMID Growth Fund	Class A		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Fiera SMID Growth Fund		Class A	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.22%	0.33%	0.22%	0.07%
Expenses (as a percentage of Assets)		1.22%	2.08%	0.97%	0.82%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.03%)	(0.12%)	0.00%
Net Expenses (as a percentage of Assets)	[1]	1.15%	2.05%	0.85%	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.15%; Class C, 2.05%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Fiera SMID Growth Fund - USD ($)	Class A	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 661	$ 308	$ 87	$ 84
Expense Example, with Redemption, 3 Years	909	649	297	262
Expense Example, with Redemption, 5 Years	1,177	1,116	525	455
Expense Example, with Redemption, 10 Years	$ 1,940	$ 2,188	$ 1,179	$ 1,014

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Fiera SMID Growth Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 208
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	$ 2,188

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
NYLI Fiera SMID Growth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class A		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class A	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.19%	0.30%	0.19%	0.06%
Expenses (as a percentage of Assets)	0.99%	1.85%	0.74%	0.61%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone U.S. Equity Fund - USD ($)	Class A	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 645	$ 288	$ 76	$ 62
Expense Example, with Redemption, 3 Years	848	582	237	195
Expense Example, with Redemption, 5 Years	1,067	1,001	411	340
Expense Example, with Redemption, 10 Years	$ 1,696	$ 1,944	$ 918	$ 762

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	$ 1,944

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
NYLI PineStone U.S. Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as Class P shares. These fees are not reflected in the fee and expense table or example table below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class P
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone U.S. Equity Fund	Class P USD ($)
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
NYLI S&P 500 Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI S&P 500 Index Fund	Class A		Investor Class		Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.50%		1.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI S&P 500 Index Fund		Class A	Investor Class	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.10%	0.38%	0.10%	0.08%
Expenses (as a percentage of Assets)		0.51%	0.79%	0.26%	0.74%
[1]	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI S&P 500 Index Fund - USD ($)	Class A	Investor Class	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 201	$ 180	$ 27	$ 76
Expense Example, with Redemption, 3 Years	311	350	84	237
Expense Example, with Redemption, 5 Years	431	534	146	411
Expense Example, with Redemption, 10 Years	$ 781	$ 1,068	$ 331	$ 918

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
NYLI S&P 500 Index Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI S&P 500 Index Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI WMC Growth Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI WMC Growth Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.09%	0.43%	0.43%	0.09%	0.04%
Expenses (as a percentage of Assets)		1.02%	1.36%	2.11%	0.77%	0.72%
Fee Waiver or Reimbursement	[2],[3]	0.00%	(0.04%)	(0.04%)	(0.02%)	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	1.02%	1.32%	2.07%	0.75%	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI WMC Growth Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 648	$ 628	$ 310	$ 77	$ 74
Expense Example, with Redemption, 3 Years	857	905	657	244	230
Expense Example, with Redemption, 5 Years	1,082	1,204	1,130	426	401
Expense Example, with Redemption, 10 Years	$ 1,729	$ 2,050	$ 2,247	$ 952	$ 894

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI WMC Growth Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 210
Expense Example, No Redemption, 3 Years	657
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	$ 2,247

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
NYLI WMC Growth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Growth Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Small Companies Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI WMC Small Companies Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI WMC Small Companies Fund		Class A	Investor Class	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.57%	0.57%	0.15%
Expenses (as a percentage of Assets)		1.20%	1.62%	2.37%	0.95%
Fee Waiver or Reimbursement	[2]	0.00%	(0.14%)	(0.14%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	1.20%	1.48%	2.23%	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI WMC Small Companies Fund - USD ($)	Class A	Investor Class	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 666	$ 643	$ 326	$ 97
Expense Example, with Redemption, 3 Years	910	973	726	303
Expense Example, with Redemption, 5 Years	1,173	1,325	1,253	525
Expense Example, with Redemption, 10 Years	$ 1,925	$ 2,315	$ 2,509	$ 1,166

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI WMC Small Companies Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 226
Expense Example, No Redemption, 3 Years	726
Expense Example, No Redemption, 5 Years	1,253
Expense Example, No Redemption, 10 Years	$ 2,509

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	77.00%
NYLI WMC Small Companies Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Small Companies Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch International Choice Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Epoch International Choice Fund	Class A		Investor Class		Class C	Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Epoch International Choice Fund		Class A	Investor Class	Class C	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.15%	0.65%	0.65%	0.15%	0.21%
Expenses (as a percentage of Assets)		1.20%	1.70%	2.45%	0.95%	1.51%
Fee Waiver or Reimbursement	[2],[3]	0.00%	(0.18%)	(0.19%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	1.20%	1.52%	2.26%	0.95%	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; 0.775% on assets from $5 billion to $7.5 billion; and 0.75% on assets over $7.5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Epoch International Choice Fund - USD ($)	Class A	Investor Class	Class C	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 666	$ 647	$ 329	$ 97	$ 154
Expense Example, with Redemption, 3 Years	910	992	745	303	477
Expense Example, with Redemption, 5 Years	1,173	1,361	1,288	525	824
Expense Example, with Redemption, 10 Years	$ 1,925	$ 2,394	$ 2,587	$ 1,166	$ 1,802

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Epoch International Choice Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 229
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	1,288
Expense Example, No Redemption, 10 Years	$ 2,587

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
NYLI Epoch International Choice Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch International Choice Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone International Equity Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone International Equity Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.20%	0.65%	0.65%	0.19%	0.09%
Expenses (as a percentage of Assets)		1.25%	1.70%	2.45%	0.99%	0.89%
Fee Waiver or Reimbursement	[1],[2]	(0.05%)	(0.22%)	(0.22%)	(0.14%)	(0.09%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.20%	1.48%	2.23%	0.85%	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2028	February 28, 2028	February 28, 2028	February 28, 2028	February 28, 2028
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.20%; Investor Class, 1.54%; Class C, 2.29%; Class I, 0.85%; and Class R6, 0.80%. This agreement will remain in effect until February 28, 2028, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[2]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2028, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Investor Class shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone International Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 666	$ 643	$ 326	$ 87	$ 82
Expense Example, with Redemption, 3 Years	920	989	743	301	275
Expense Example, with Redemption, 5 Years	1,194	1,357	1,286	533	484
Expense Example, with Redemption, 10 Years	$ 1,974	$ 2,391	$ 2,584	$ 1,200	$ 1,088

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI PineStone International Equity Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 226
Expense Example, No Redemption, 3 Years	743
Expense Example, No Redemption, 5 Years	1,286
Expense Example, No Redemption, 10 Years	$ 2,584

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
NYLI PineStone International Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone International Equity Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as Class P shares. These fees are not reflected in the fee and expense table or example table below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone International Equity Fund	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone International Equity Fund	Class P
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class P shares do not exceed 0.85% of its average daily net assets. This agreement will remain in effect until February 28, 2028, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone International Equity Fund	Class P USD ($)
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,089

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
NYLI WMC International Research Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI WMC International Research Equity Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI WMC International Research Equity Fund		Class A	Investor Class	Class C	Class I
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.19%	0.64%	0.64%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.20%	1.65%	2.40%	0.95%
Fee Waiver or Reimbursement	[1],[2]	(0.01%)	(0.12%)	(0.12%)	(0.08%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.19%	1.53%	2.28%	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.18% and Class I, 0.86%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[2]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. The agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI WMC International Research Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 665	$ 648	$ 331	$ 89
Expense Example, with Redemption, 3 Years	909	983	737	295
Expense Example, with Redemption, 5 Years	1,172	1,341	1,270	518
Expense Example, with Redemption, 10 Years	$ 1,924	$ 2,347	$ 2,541	$ 1,159

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI WMC International Research Equity Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 231
Expense Example, No Redemption, 3 Years	737
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	$ 2,541

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	109.00%
NYLI WMC International Research Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC International Research Equity Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Candriam Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Candriam Emerging Markets Equity Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Candriam Emerging Markets Equity Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.49%	0.60%	0.60%	0.50%	0.38%
Expenses (as a percentage of Assets)		1.74%	1.85%	2.60%	1.50%	1.38%
Fee Waiver or Reimbursement	[2]	(0.24%)	(0.24%)	(0.24%)	(0.49%)	(0.37%)
Net Expenses (as a percentage of Assets)	[2]	1.50%	1.61%	2.36%	1.01%	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.50%; and Class I, 1.01%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares and Class C shares. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Candriam Emerging Markets Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 694	$ 656	$ 339	$ 103	$ 103
Expense Example, with Redemption, 3 Years	1,046	1,030	786	426	401
Expense Example, with Redemption, 5 Years	1,421	1,429	1,359	772	720
Expense Example, with Redemption, 10 Years	$ 2,470	$ 2,542	$ 2,734	$ 1,749	$ 1,625

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Candriam Emerging Markets Equity Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 239
Expense Example, No Redemption, 3 Years	786
Expense Example, No Redemption, 5 Years	1,359
Expense Example, No Redemption, 10 Years	$ 2,734

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	189.00%
NYLI Candriam Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Candriam Emerging Markets Equity Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch Capital Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Epoch Capital Growth Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Epoch Capital Growth Fund		Class A	Investor Class	Class C	Class I
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.25%	0.42%	0.41%	0.25%
Expenses (as a percentage of Assets)		1.25%	1.42%	2.16%	1.00%
Fee Waiver or Reimbursement	[1]	(0.10%)	0.00%	0.00%	(0.10%)
Net Expenses (as a percentage of Assets)	[1]	1.15%	1.42%	2.16%	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Epoch Capital Growth Fund - USD ($)	Class A	Investor Class	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 661	$ 637	$ 319	$ 92
Expense Example, with Redemption, 3 Years	915	927	676	308
Expense Example, with Redemption, 5 Years	1,189	1,238	1,159	543
Expense Example, with Redemption, 10 Years	$ 1,970	$ 2,117	$ 2,305	$ 1,216

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Epoch Capital Growth Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	$ 2,305

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
NYLI Epoch Capital Growth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch Capital Growth Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch Global Equity Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Epoch Global Equity Yield Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Epoch Global Equity Yield Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.18%	0.22%	0.22%	0.18%	0.06%
Expenses (as a percentage of Assets)		1.13%	1.17%	1.92%	0.88%	0.76%
Fee Waiver or Reimbursement	[1]	(0.04%)	0.00%	(0.08%)	(0.04%)	(0.02%)
Net Expenses (as a percentage of Assets)	[1]	1.09%	1.17%	1.84%	0.84%	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Epoch Global Equity Yield Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 655	$ 613	$ 287	$ 86	$ 76
Expense Example, with Redemption, 3 Years	886	853	595	277	241
Expense Example, with Redemption, 5 Years	1,134	1,111	1,029	484	420
Expense Example, with Redemption, 10 Years	$ 1,846	$ 1,849	$ 2,042	$ 1,081	$ 940

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Epoch Global Equity Yield Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,029
Expense Example, No Redemption, 10 Years	$ 2,042

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
NYLI Epoch Global Equity Yield Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Epoch Global Equity Yield Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone Global Equity Fund	Class A		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone Global Equity Fund		Class A	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.58%	0.79%	0.57%	0.55%
Expenses (as a percentage of Assets)		1.63%	2.59%	1.37%	1.35%
Fee Waiver or Reimbursement	[1]	(0.53%)	(0.59%)	(0.52%)	(0.51%)
Net Expenses (as a percentage of Assets)	[1]	1.10%	2.00%	0.85%	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 1.10%; Class C, 2.00%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone Global Equity Fund - USD ($)	Class A	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 656	$ 303	$ 87	$ 86
Expense Example, with Redemption, 3 Years	987	749	383	377
Expense Example, with Redemption, 5 Years	1,341	1,323	700	691
Expense Example, with Redemption, 10 Years	$ 2,334	$ 2,645	$ 1,601	$ 1,579

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI PineStone Global Equity Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	749
Expense Example, No Redemption, 5 Years	1,323
Expense Example, No Redemption, 10 Years	$ 2,645

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
NYLI PineStone Global Equity Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as Class P shares. These fees are not reflected in the fee and expense table or example table below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI PineStone Global Equity Fund	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI PineStone Global Equity Fund	Class P
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.49%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class P shares do not exceed 0.85% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI PineStone Global Equity Fund	Class P USD ($)
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	$ 1,570

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
NYLI Floating Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Floating Rate Fund	Class A		Investor Class		Class C	Class I	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Floating Rate Fund		Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.12%	0.27%	0.27%	0.12%	0.05%	0.11%
Expenses (as a percentage of Assets)		0.96%	1.11%	1.86%	0.71%	0.64%	1.20%
[1]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Floating Rate Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 395	$ 360	$ 289	$ 73	$ 65	$ 122
Expense Example, with Redemption, 3 Years	597	594	585	227	205	381
Expense Example, with Redemption, 5 Years	815	846	1,006	395	357	660
Expense Example, with Redemption, 10 Years	$ 1,443	$ 1,568	$ 1,984	$ 883	$ 798	$ 1,455

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Floating Rate Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	$ 1,984

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
NYLI Floating Rate Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Floating Rate Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Short Duration High Income Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Short Duration High Income Fund		Class A	Investor Class	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.15%	0.15%	0.14%
Expenses (as a percentage of Assets)		1.04%	1.05%	1.80%	0.79%
Fee Waiver or Reimbursement	[2]	(0.02%)	0.00%	0.00%	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	1.02%	1.05%	1.80%	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.65% on assets up to $3 billion and 0.64% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88%; and Class I, 0.78%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Short Duration High Income Fund - USD ($)	Class A	Investor Class	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 401	$ 354	$ 283	$ 80
Expense Example, with Redemption, 3 Years	619	576	566	251
Expense Example, with Redemption, 5 Years	855	815	975	438
Expense Example, with Redemption, 10 Years	$ 1,531	$ 1,500	$ 1,919	$ 977

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Short Duration High Income Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	$ 1,919

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
NYLI MacKay Short Duration High Income Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Duration High Income Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Total Return Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Total Return Bond Fund	Class A		Investor Class		Class C	Class I	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		4.00%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Total Return Bond Fund		Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.24%	0.54%	0.54%	0.24%	0.08%	0.18%
Expenses (as a percentage of Assets)		0.84%	1.14%	1.89%	0.59%	0.43%	1.03%
Fee Waiver or Reimbursement	[2],[3]	0.00%	(0.03%)	(0.03%)	(0.24%)	(0.08%)	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	0.84%	1.11%	1.86%	0.35%	0.35%	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	Restated to reflect current management fee. The management fee on all asset levels is 0.35%.
[2]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.88%; and Class I, 0.35%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to other share classes, except Class R6. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Total Return Bond Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 532	$ 509	$ 289	$ 36	$ 36	$ 105
Expense Example, with Redemption, 3 Years	706	745	591	165	130	328
Expense Example, with Redemption, 5 Years	895	1,000	1,018	305	233	569
Expense Example, with Redemption, 10 Years	$ 1,440	$ 1,728	$ 2,014	$ 715	$ 534	$ 1,259

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Total Return Bond Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,018
Expense Example, No Redemption, 10 Years	$ 2,014

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	154.00%
NYLI MacKay Total Return Bond Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Total Return Bond Fund | Investor Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Total Return Bond Fund | Class C
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
NYLI MacKay Total Return Bond Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
NYLI MacKay Total Return Bond Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
NYLI MacKay Total Return Bond Fund | SIMPLE Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect current management fee.
NYLI Short Term Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Short Term Bond Fund	Class A		Investor Class		Class I	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.00%		0.50%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Short Term Bond Fund		Class A	Investor Class	Class I	SIMPLE Class
Management Fees (as a percentage of Assets)	[1]	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.25%	0.78%	0.25%	0.27%
Expenses (as a percentage of Assets)		0.75%	1.28%	0.50%	1.02%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.36%)	(0.10%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	0.73%	0.92%	0.40%	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.25% on assets up to $1 billion and 0.20% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.82%; Investor Class, 0.92%; Class I, 0.40%; and SIMPLE Class, 1.17%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Short Term Bond Fund - USD ($)	Class A	Investor Class	Class I	SIMPLE Class
Expense Example, with Redemption, 1 Year	$ 174	$ 143	$ 41	$ 104
Expense Example, with Redemption, 3 Years	335	418	150	325
Expense Example, with Redemption, 5 Years	511	714	270	563
Expense Example, with Redemption, 10 Years	$ 1,019	$ 1,556	$ 619	$ 1,248

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 441% of the average value of its portfolio.

Portfolio Turnover, Rate	441.00%
NYLI Short Term Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Short Term Bond Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Arizona Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Arizona Muni Fund	Class A		Class C	Class I	Class Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Arizona Muni Fund		Class A	Class C	Class I	Class Z
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.50%	0.00%	0.15%
Other Expenses (as a percentage of Assets):		0.10%	0.37%	0.10%	0.10%
Expenses (as a percentage of Assets)		0.80%	1.32%	0.55%	0.70%
Fee Waiver or Reimbursement	[1]	0.00%	(0.22%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.80%	1.10%	0.55%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%; Class C, 1.10%; Class I, 0.55%; and Class Z, 0.74%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Arizona Muni Fund - USD ($)	Class A	Class C	Class I	Class Z
Expense Example, with Redemption, 1 Year	$ 379	$ 212	$ 56	$ 369
Expense Example, with Redemption, 3 Years	548	397	176	517
Expense Example, with Redemption, 5 Years	731	702	307	678
Expense Example, with Redemption, 10 Years	$ 1,260	$ 1,428	$ 689	$ 1,144

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Arizona Muni Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	$ 1,428

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	65.00%
NYLI MacKay Arizona Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay California Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay California Muni Fund	Class A		Investor Class		Class C	Class C2	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay California Muni Fund		Class A	Investor Class	Class C	Class C2	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.50%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.06%	0.09%	0.09%	0.09%	0.06%	0.03%
Expenses (as a percentage of Assets)		0.76%	0.79%	1.04%	1.19%	0.51%	0.48%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	0.75%	0.78%	1.03%	1.18%	0.50%	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to other share classes, except Class R6. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C and Class C2 shares). The Example reflects Class C and Class C2 shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay California Muni Fund - USD ($)	Class A	Investor Class	Class C	Class C2	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 374	$ 328	$ 205	$ 220	$ 51	$ 49
Expense Example, with Redemption, 3 Years	535	495	330	377	163	154
Expense Example, with Redemption, 5 Years	709	677	573	653	284	269
Expense Example, with Redemption, 10 Years	$ 1,213	$ 1,203	$ 1,200	$ 1,331	$ 640	$ 604

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay California Muni Fund - USD ($)	Class C	Class C2
Expense Example, No Redemption, 1 Year	$ 105	$ 120
Expense Example, No Redemption, 3 Years	330	377
Expense Example, No Redemption, 5 Years	573	653
Expense Example, No Redemption, 10 Years	$ 1,200	$ 1,331

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	80.00%
NYLI MacKay California Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay California Muni Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Colorado Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Colorado Muni Fund	Class A		Class C	Class I	Class Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Colorado Muni Fund		Class A	Class C	Class I	Class Z
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.50%	0.00%	0.07%
Other Expenses (as a percentage of Assets):		0.12%	0.39%	0.13%	0.13%
Expenses (as a percentage of Assets)		0.82%	1.34%	0.58%	0.65%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.24%)	(0.03%)	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.80%	1.10%	0.55%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.785%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Colorado Muni Fund - USD ($)	Class A	Class C	Class I	Class Z
Expense Example, with Redemption, 1 Year	$ 379	$ 212	$ 56	$ 365
Expense Example, with Redemption, 3 Years	552	401	183	503
Expense Example, with Redemption, 5 Years	739	711	321	654
Expense Example, with Redemption, 10 Years	$ 1,281	$ 1,449	$ 723	$ 1,092

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Colorado Muni Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	401
Expense Example, No Redemption, 5 Years	711
Expense Example, No Redemption, 10 Years	$ 1,449

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	105.00%
NYLI MacKay Colorado Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay High Yield Muni Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay High Yield Muni Bond Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay High Yield Muni Bond Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.08%	0.11%	0.11%	0.08%	0.03%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		0.88%	0.91%	1.66%	0.63%	0.58%
[1]	The management fee is as follows: 0.55% on assets up to $1 billion; 0.54% on assets from $1 billion to $3 billion; 0.53% on assets from $3 billion to $5 billion; 0.52% on assets from $5 billion to $7 billion; 0.51% on assets from $7 billion to $9 billion; 0.50% on assets from $9 billion to $11 billion; 0.49% on assets from $11 billion to $13 billion; and 0.48% on assets over $13 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay High Yield Muni Bond Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 387	$ 341	$ 269	$ 64	$ 59
Expense Example, with Redemption, 3 Years	572	533	523	202	186
Expense Example, with Redemption, 5 Years	773	741	902	351	324
Expense Example, with Redemption, 10 Years	$ 1,352	$ 1,342	$ 1,766	$ 786	$ 726

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay High Yield Muni Bond Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,766

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
NYLI MacKay High Yield Muni Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay High Yield Muni Bond Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay New York Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay New York Muni Fund	Class A		Investor Class		Class C	Class C2	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay New York Muni Fund		Class A	Investor Class	Class C	Class C2	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.50%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.06%	0.09%	0.09%	0.09%	0.06%	0.04%
Expenses (as a percentage of Assets)		0.75%	0.78%	1.03%	1.18%	0.50%	0.48%
[1]	The management fee is as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C and Class C2 shares). The Example reflects Class C and Class C2 shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay New York Muni Fund - USD ($)	Class A	Investor Class	Class C	Class C2	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 374	$ 328	$ 205	$ 220	$ 51	$ 49
Expense Example, with Redemption, 3 Years	532	493	328	375	160	154
Expense Example, with Redemption, 5 Years	704	672	569	649	280	269
Expense Example, with Redemption, 10 Years	$ 1,202	$ 1,192	$ 1,189	$ 1,321	$ 628	$ 604

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay New York Muni Fund - USD ($)	Class C	Class C2
Expense Example, No Redemption, 1 Year	$ 105	$ 120
Expense Example, No Redemption, 3 Years	328	375
Expense Example, No Redemption, 5 Years	569	649
Expense Example, No Redemption, 10 Years	$ 1,189	$ 1,321

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
NYLI MacKay New York Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay New York Muni Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Oregon Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Oregon Muni Fund	Class A		Class C	Class I	Class Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Oregon Muni Fund		Class A	Class C	Class I	Class Z
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.50%	0.00%	0.15%
Other Expenses (as a percentage of Assets):		0.09%	0.35%	0.09%	0.09%
Expenses (as a percentage of Assets)		0.79%	1.30%	0.54%	0.69%
Fee Waiver or Reimbursement	[1]	0.00%	(0.20%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.79%	1.10%	0.54%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.71%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Oregon Muni Fund - USD ($)	Class A	Class C	Class I	Class Z
Expense Example, with Redemption, 1 Year	$ 378	$ 212	$ 55	$ 368
Expense Example, with Redemption, 3 Years	545	392	173	514
Expense Example, with Redemption, 5 Years	726	694	302	673
Expense Example, with Redemption, 10 Years	$ 1,249	$ 1,410	$ 677	$ 1,133

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Oregon Muni Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	392
Expense Example, No Redemption, 5 Years	694
Expense Example, No Redemption, 10 Years	$ 1,410

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	64.00%
NYLI MacKay Oregon Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Term Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Short Term Muni Fund	Class A		Class A2		Investor Class		Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	1.00%		2.00%		0.50%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	0.00%	[1]	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Short Term Muni Fund		Class A	Class A2	Investor Class	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.07%	0.07%	0.71%	0.07%	0.04%
Expenses (as a percentage of Assets)		0.67%	0.67%	1.31%	0.42%	0.39%
Fee Waiver or Reimbursement	[2],[3]	0.00%	0.00%	(0.32%)	(0.02%)	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	0.67%	0.67%	0.99%	0.40%	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027 - February 28, 2027	February 28, 2027 - February 28, 2027	February 28, 2027 - February 28, 2027	February 28, 2027 - February 28, 2027	February 28, 2027 - February 28, 2027
[1]	The management fee is as follows: 0.35% on assets up to $1 billion; 0.33% on assets from $1 billion up to $5 billion; and 0.32% on assets over $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.70%; Class A2, 0.70%; and Class I, 0.40%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to Investor Class shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Short Term Muni Fund - USD ($)	Class A	Class A2	Investor Class	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 168	$ 267	$ 150	$ 41	$ 40
Expense Example, with Redemption, 3 Years	312	410	432	133	125
Expense Example, with Redemption, 5 Years	469	566	734	233	219
Expense Example, with Redemption, 10 Years	$ 926	$ 1,018	$ 1,593	$ 528	$ 493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
NYLI MacKay Short Term Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Term Muni Fund | Class A2
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Term Muni Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Strategic Muni Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Strategic Muni Allocation Fund	Class A		Investor Class		Class C	Class C2	Class I	Class R6	Class Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Strategic Muni Allocation Fund	Class A	Investor Class	Class C	Class C2	Class I	Class R6	Class Z
Management Fees (as a percentage of Assets)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.50%	0.65%	0.00%	0.00%	0.15%
Other Expenses (as a percentage of Assets):	0.09%	0.14%	0.14%	0.14%	0.09%	0.05%	0.09%
Expenses (as a percentage of Assets)	0.74%	0.79%	1.04%	1.19%	0.49%	0.45%	0.64%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C and Class C2 shares). The Example reflects Class C and Class C2 shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Strategic Muni Allocation Fund - USD ($)	Class A	Investor Class	Class C	Class C2	Class I	Class R6	Class Z
Expense Example, with Redemption, 1 Year	$ 373	$ 329	$ 206	$ 221	$ 50	$ 46	$ 363
Expense Example, with Redemption, 3 Years	529	496	331	378	157	144	499
Expense Example, with Redemption, 5 Years	699	678	574	654	274	252	646
Expense Example, with Redemption, 10 Years	$ 1,191	$ 1,203	$ 1,201	$ 1,332	$ 616	$ 567	$ 1,074

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Strategic Muni Allocation Fund - USD ($)	Class C	Class C2
Expense Example, No Redemption, 1 Year	$ 106	$ 121
Expense Example, No Redemption, 3 Years	331	378
Expense Example, No Redemption, 5 Years	574	654
Expense Example, No Redemption, 10 Years	$ 1,201	$ 1,332

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
NYLI MacKay Strategic Muni Allocation Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Strategic Muni Allocation Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Utah Muni Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Utah Muni Fund	Class A		Class C	Class I	Class Z
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		0.00%	0.00%	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Utah Muni Fund		Class A	Class C	Class I	Class Z
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.50%	0.00%	0.20%
Other Expenses (as a percentage of Assets):		0.13%	0.18%	0.13%	0.13%
Expenses (as a percentage of Assets)		0.83%	1.13%	0.58%	0.78%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.03%)	0.00%
Net Expenses (as a percentage of Assets)	[1]	0.80%	1.10%	0.55%	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Utah Muni Fund - USD ($)	Class A	Class C	Class I	Class Z
Expense Example, with Redemption, 1 Year	$ 379	$ 212	$ 56	$ 377
Expense Example, with Redemption, 3 Years	554	356	183	542
Expense Example, with Redemption, 5 Years	744	619	321	720
Expense Example, with Redemption, 10 Years	$ 1,292	$ 1,288	$ 723	$ 1,237

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Utah Muni Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 112
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	619
Expense Example, No Redemption, 10 Years	$ 1,288

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	74.00%
NYLI MacKay Utah Muni Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Balanced Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Balanced Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.52%	0.52%	0.16%	0.07%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.07%	1.43%	2.18%	0.82%	0.73%
Fee Waiver or Reimbursement	[2],[3]	(0.02%)	(0.10%)	(0.10%)	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	1.05%	1.33%	2.08%	0.82%	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.65% on assets up to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.04% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Balanced Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 404	$ 382	$ 311	$ 84	$ 75
Expense Example, with Redemption, 3 Years	628	682	673	262	233
Expense Example, with Redemption, 5 Years	871	1,003	1,160	455	406
Expense Example, with Redemption, 10 Years	$ 1,565	$ 1,912	$ 2,315	$ 1,014	$ 906

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Balanced Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 211
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,160
Expense Example, No Redemption, 10 Years	$ 2,315

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 201% of the average value of its portfolio.

Portfolio Turnover, Rate	201.00%
NYLI Balanced Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Balanced Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 42 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Short Duration High Income Fund	Class A		Investor Class		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Short Duration High Income Fund		Class A	Investor Class	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.15%	0.15%	0.14%	0.04%
Expenses (as a percentage of Assets)		1.04%	1.05%	1.80%	0.79%	0.69%
Fee Waiver or Reimbursement	[2]	(0.02%)	0.00%	0.00%	(0.01%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	1.02%	1.05%	1.80%	0.78%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.65% on assets up to $3 billion and 0.64% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88%; and Class I, 0.78%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Short Duration High Income Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 401	$ 354	$ 283	$ 80	$ 70
Expense Example, with Redemption, 3 Years	619	576	566	251	221
Expense Example, with Redemption, 5 Years	855	815	975	438	384
Expense Example, with Redemption, 10 Years	$ 1,531	$ 1,500	$ 1,919	$ 977	$ 859

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Short Duration High Income Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	$ 1,919

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
NYLI MacKay Short Duration High Income Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Short Duration High Income Fund | Investor Class
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.